Related Party Transactions (Tables)	12 Months Ended
Dec. 31, 2023
Related Party Transactions [Abstract]
Schedule of Major Related Parties Transaction	The table below sets forth the major related parties and their relationships with the Group as of December 31, 2022 and December 31, 2023:
Name of related parties	Relationship with the Group
Shengda Group	An entity ultimately controlled by Mr. Ye Zaichang, the Company’s Chief Executive Officer

Schedule of Transactions with Interested and Related Parties	Amount due to a related party
	December 31,
	2022	2023
Amount due to a related party, current
Shengda Group
Payables due to the transfer of SunCar Online (1)	$40,854	$-
Other payables (2)	4,710	4,751
	$45,564	$4,751
Amount due to a related party, non-current
Shengda Group
Payables due to the transfer of SunCar Online (1)	$-	$29,688
	$-	$29,688
(1)

On December 3, 2021, Shengda Group transfered all of its equity interest, which was 55.09% as of the transfer date, of SunCar Online to Shanghai Feiyou, at price RMB4 per share, totaling RMB282 million. Upon completion of the transfer, Feiyou is liable to Shengda Group RMB282 million for the transfer of SunCar Online. As a result of the disposal of Shengda Group, Shengda Group became the related party of the Group, and the balance due to Shengda Group was presented as amount due to a related party. On March 1, 2022, the Group entered into a share purchase agreement (the “SPA”) with an affiliate of Mr. Ye to transfer the total equity of Shengda Group with the consideration of RMB 1. Pursuant to the SPA, the Group agreed to repay the debt owed to Shengda Group by full before June 1, 2023.

In April 2023, the Group negotiated with Shengda Group and consented to have an extension of payment to extend the repayment date to December 31, 2025, with annual interest rate of 1% from June 1, 2023 to December 31, 2025. Therefore, the Group reclassified the balance to non-current portion after the extension.

As of December 31, 2023, the Group repaid the debt owed to Shengda Group of $10,000.

(2)	Other payables were for the ordinary course of operation, which were interest free, unsecure and could be settled on demand.